Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Carrying Amounts and Fair Value of Long-term Debt and Payable

As of December 31, 2016 and 2017, the carrying amounts and fair value of the Group’s long-term debt and payable were as follows:

	December 31, 2016		December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
	RMB	RMB	RMB	RMB
Long-term debt and payable	71,646	71,741	49,742	48,256

Remaining Contractual Maturities of Financial Liabilities Based on Contractual Undiscounted Cash Flows and Earliest Date of Repayment Required

The following table sets out the remaining contractual maturities at the end of the reporting period of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the end of the reporting period) and the earliest date the Group would be required to repay:

	2016
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	40,780	41,425	41,425	—	—	—
Long-term debt and payable	71,646	75,126	62,307	1,187	3,601	8,031
Accounts payable, as restated	122,493	122,493	122,493	—	—	—
Accrued expenses and other payables, as restated	91,173	91,173	91,173	—	—	—
Finance lease obligations	102	112	58	20	31	3

	326,194	330,329	317,456	1,207	3,632	8,034

	2017
	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debt	54,558	55,682	55,682	—	—	—
Long-term debt	49,742	58,543	2,725	2,716	46,612	6,490
Accounts payable	119,321	119,321	119,321	—	—	—
Accrued expenses and other payables	98,695	98,695	98,695	—	—	—
Finance lease obligations	77	85	56	14	13	2

	322,393	332,326	276,479	2,730	46,625	6,492

Interest Rate Profile of Debt

The following table sets out the interest rate profile of the Group’s debt at the end of the reporting period:

	2016		2017
	Effective interest rate		Effective interest rate
	%	RMB	%	RMB
Fixed rate debt:
Short-term debt	3.3	39,854	4.0	54,042
Long-term debt	1.2	9,936	3.3	49,742

		49,790		103,784
Variable rate debt:
Short-term debt	4.2	926	4.1	516
Deferred consideration due to China Telecommunications Corporation (as defined in Note 15)	4.1	61,710		—

		62,636		516

Total debt		112,426		104,300

Fixed rate debt as a percentage of total debt		44.3%		99.5%